Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Smaller Companies Fund	Dec. 30, 2023
Fidelity Japan Smaller Companies Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(14.49%)
Past 5 years	(1.79%)
Past 10 years	8.10%
Fidelity Japan Smaller Companies Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.35%)
Past 5 years	(2.83%)
Past 10 years	7.18%
Fidelity Japan Smaller Companies Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.42%)
Past 5 years	(1.18%)
Past 10 years	6.67%
RS033
Average Annual Return:
Past 1 year	(13.12%)
Past 5 years	(1.55%)
Past 10 years	6.19%